3. Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies Policies Abstract
(a) Determination of Fair Values
(a)	Determination of Fair Values

A number of the Group’s accounting policies and disclosures require the determination of fair value, for both financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following methods. Where applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs significant to the fair value measurement as a whole:

•	Level 1 – Quoted (unadjusted) market prices in active markets for identical assets or liabilities
•	Level 2 – Inputs other than quoted market prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices)
•	Level 3 – Inputs for the asset or liability that are not based on observable market data (unobservable inputs)

For assets and liabilities that are valued in the consolidated financial statements on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.

(b) Revenue
(b)	Revenue

Rental income is recognized in the period on an accrual basis if the amount of revenue can be measured reliably and it is probable that the Group will receive the consideration.

The Group is the lessor in operating leases. Rental income arising from operating leases on investment property and is accounted for on a straight-line basis over the lease terms and is included in the consolidated statements of profit/(loss) and comprehensive income/(loss) due to its operating nature, except for contingent rental income which is recognized when it arises.

Amounts received from tenants to terminate leases or to compensate for dilapidations are recognized in the consolidated statements of profit/(loss) and comprehensive income/(loss) when the right to receive them arises.

(c) Cash and Cash Equivalents
(c)	Cash and Cash Equivalents

Cash and short-term deposits in the consolidated statements of financial position comprise cash held at banks and short-term deposits with an original maturity of three months or less.

(d) Loans and Borrowings
(d)	Loans and Borrowings

All loans and borrowings are initially recognized at fair value, less directly attributable transaction costs. After initial recognition, interest-bearing loans and borrowings are subsequently measured at amortized cost using the effective interest method.

In accordance with IAS 17 — Leases, the direct costs of the leases are added to the amount recognized as an asset and amortized over the duration of the leases.

(e) Trade and Other Receivables
(e)	Trade and Other Receivables

Trade and other receivables are recognized at their original invoiced value. The fair values of trade and other receivables classified as loans and receivables are not materially different from their net carrying values. A provision is made when there is objective evidence that the Group will not be able to recover balances in full. Balances are written off when the probability of recovery is assessed as being remote.

(f) Income Taxes
(f)	Income Taxes

The Company was incorporated as a Cayman Islands exempted company and therefore the Group is not currently subject to income tax in the Cayman Islands or United States of America.

The Subsidiaries are subject to income taxes in Italy and judgment is required in determining the provision for income taxes. During the ordinary course of business, there are transactions and calculations for which the ultimate tax determination is uncertain. As a result, the Subsidiaries recognize tax liabilities based on estimates of whether additional taxes and interest will be due. These tax liabilities are recognized when the Group’s management believes that certain positions are likely to be challenged and may not be fully sustained upon review by tax authorities. The Group’s management believes that its accruals for tax liabilities are adequate for all open audit years based on its assessment of many factors, including past experience and interpretations of tax law. This assessment relies on estimates and assumptions and may involve a series of complex judgments about future events. To the extent that the final tax outcome of these matters is different than the amount recorded, such differences will impact income tax expense in the period in which such determination is made.

(g) Deferred Taxation
(g)	Deferred Taxation

Deferred tax assets and liabilities are recognized where the carrying amount of an asset or liability in the consolidated statements of financial position differs from its tax base.

Recognition of deferred tax assets is restricted to those instances where it is probable that taxable profit will be available against which the difference can be utilized.

The amount of the asset or liability is determined using tax rates that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax liabilities/(assets) are settled/(recovered).

Deferred tax assets and liabilities are offset when the Group has a legally enforceable right to offset current tax assets and liabilities and the deferred tax assets and liabilities relate to taxes levied by the same tax authority on either:

•	The same taxable group company; or
•	Different group entities which intend either to settle current tax assets and liabilities on a net basis, or to realize the assets and settle the liabilities simultaneously, in each future period in which significant amounts of deferred tax assets or liabilities are expected to be settled or recovered.

(h) Property and equipment
(h)	Property and equipment

Property and equipment are initially recognized at cost. Depreciation is provided on property and equipment so as to write off their carrying value over their expected useful economic lives. Depreciation is provided at the following rates:

Plant and machinery – 7.5% per annum straight line

Fixture and fittings – 15.0% per annum straight line

Office and office related equipment – 20% per annum straight line

(i) Share-Based Payment
(i)	Share-Based Payment

Share-based payment awards granted to employees and non-employees are recognized as stock option expense, with a corresponding increase in equity, over the period that the optionees become unconditionally entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market performance conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that meet the related service and non-market performance conditions at the vesting date.

The Group estimates the fair value of option awards using the Black-Scholes option pricing model. Determining the fair value of awards under this model represents management’s best estimates, but these estimates involve inherent uncertainties and the application of management judgment.

(j) Earnings/(loss) per Share
(j)	Earnings/(loss) per Share

Basic earnings/(loss) per share is computed by dividing net profit/(loss) by the weighted-average number of ordinary shares outstanding at the end of the year.

Warrants and options are excluded from the computation of fully diluted loss per share if their effect is anti-dilutive.

(k) Provisions
(k)	Provisions

Provisions for environmental restoration, restructuring costs and legal claims are recognized when: the Group has a present legal or constructive obligation as a result of past events; it is probable that an outflow of resources will be required to settle the obligation; and the amount has been reliably estimated. Restructuring provisions comprise lease termination penalties and employee termination payments. Provisions are not recognized for future operating losses.

Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.

Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

(l) Geographical Risk
(l)	Geographical Risk

The Subsidiaries’ operations are located in Italy. Therefore, they are subject to local government regulations and to the uncertainties of the economic and political conditions of this area.

The overall performance is affected by the increase or decrease of the gross Italian national product. Europe experienced a general slowdown in its economy, especially in Italy during 2014 and 2015, with a slight improvement in the economic trend in Italy during 2016 and continued positive trend in 2017. However, this positive trend has slowed down in 2018.

(m) Foreign currencies
(m)	Foreign currencies

The financial statements of the Subsidiaries were translated from Euro to U.S. Dollars pursuant to the provisions of IAS 21 “The Effects of Changes in Foreign Exchange Rates,” as follows:

•	Assets and liabilities were translated using the exchange rate at the balance sheet date
•	Amounts in the statement of operations were translated at an appropriate weighted average rate for the period presented
•	The subsidiaries equity accounts were translated using historical exchange rates
•	The translation adjustments resulting from translating the foreign entity’s financial statements are reported separately in Translation Reserve as a separate component of stockholders’ equity

(n) Operating lease contracts - the Group as lessor

(n)	Operating lease contracts – the Group as lessor

The Group has entered into commercial property leases on its investment property portfolio. The Group has determined, based on an evaluation of the terms and conditions of the arrangements, particularly the duration of the lease terms and minimum lease payments, that it retains all the significant risks and rewards of ownership of these properties and so accounts for the leases as operating leases.

(o) Leases - Group as lessee

(o)	Leases – Group as lessee

The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. The arrangement is assessed for whether fulfillment of the arrangement is dependent on the use of a specific asset(s) or the arrangement conveys a right to use the asset(s), even if that right is not explicitly specified in the arrangement.

Finance leases, which transfer to the Group substantially all the risks and benefits incidental to ownership of the leased item, are capitalized at the inception of the lease at the fair value of the leased property or, if lower, at the present value of the minimum lease payments.

Lease payments are apportioned between the finance charges and the reduction of the lease liability so as to achieve a constant rate of interest on the remaining balance of the liability. Finance charges are charged to the statements of profit/(loss) and comprehensive income/(loss) as they arise.

(p) Derivative financial instruments - Initial recognition and subsequent measurement

(p)	Derivative financial instruments – Initial recognition and subsequent measurement

The Group used interest rate swaps in 2016 to hedge its risks associated with interest rates. Such derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered into and are subsequently re-measured at fair value. Derivatives are carried as assets when the fair value is positive and as liabilities when the fair value is negative. They are carried in the consolidated statements of financial position at fair value with changes in fair value recognized in the consolidated statements of profit/(loss) and comprehensive income/(loss).

In addition, the Group issued convertible promissory notes to certain directors to provide for temporary liquidity. These convertible promissory notes are classified as convertible notes with an embedded derivative liability in accordance with IAS 32 – Financial Instruments: Recognition and Measurement. The embedded derivative liability is calculated first and the residual value is assigned to the debt host liability component. A host loan is accounted for at amortized cost, with an embedded derivative liability being measured at fair value with changes in value being recognized in the consolidated statements of profit/(loss) and comprehensive income/(loss).

(q) Share Capital
(q)	Share Capital
Ordinary shares are classified as equity.
(r) New standards and interpretations not yet adopted

(r)	New standards and interpretations not yet adopted

Standards issued but not yet effective as of the date of issuance of the Group’s financial statements are listed below. This listing of standards and interpretations issued are those that the Group reasonably expects to have on impact on disclosures, financial position or performance when applied at a future date. The Group intends to adopt these standards when they become effective.

IFRS 15 Revenue from Contracts with Customers

The IASB have issued a new revenue recognition standard, IFRS 15 in May 2014, which replaces all existing IFRS revenue requirements. The standard applies to all revenue contracts and provides a model for the recognition and measurement of sales of some non-financial assets. Application is required for all annual periods beginning on or after January 1, 2018. There are new specific requirements in respect of variable consideration such that it is only included in the transaction price if it is highly probable that the amount of revenue recognized would not be subject to significant future reversals as a result of subsequent re-estimation. The adoption of IFRS 15 did not have a significant impact on the revenue recognition as management has determined that the Company’s revenue is from leases which are outside the scope of IFRS 15. During 2018, one of the subsidiaries had an immaterial amount of revenue from providing maintenance services to certain tenants. These revenues have been recorded after the full service was performed, in compliance with IFRS 15.

IFRS 16 Leases

IFRS 16 specifies how an IFRS reporter will recognize, measure, present and disclose leases. The standard provides a single lessee accounting model, requiring lessees to recognize assets and liabilities for all leases unless the lease term is 12 months or less or the underlying asset has a low value. Lessors continue to classify leases as operating or finance, with IFRS 16’s approach to lessor accounting substantially unchanged from its predecessor, IAS 17.

IFRS 16 was issued in January 2016 and applies to annual reporting periods beginning on or after January 1, 2019. The quantified effect of this to the Group’s consolidated financial statements is expected to be insignificant. Currently, one of the subsidiaries has a lease agreement with a non-cancellable clause (non-cancellable by the property owner) of over 12 months, but is cancellable by the Company with a three-month advance notice. However, the probability of the Company cancelling this lease before the end of the lease term (six years from March 2017) is low due to the lower than market rent of this lease agreement. As a result, the Company will comply with IFRS 16 and recognize the affected lease as an asset and corresponding lease liability starting January 1, 2019. For the finance leases connected to our investment properties (see note 19 — Finance Leases), we are already in compliance with IFRS 16 and hence no impact on the existing finance leases accounting related to these investment properties.

(s) New standards and interpretations adopted in 2018

(s)	New standards and interpretations adopted in 2018

IFRS 9 Financial instruments: Classification and Measurement

IFRS 9, as issued in 2010, reflects the first phase of the IASB’s work on the replacement of IAS 39 and applies to classification and measurement of financial assets and financial liabilities as defined in IAS 39. The standard was initially effective for annual reports beginning on or after January 1, 2013. In November 2013, Chapter 6 of IFRS on hedge accounting was published. At the same time, Chapter 7 containing the effective date and transition provisions was amended to remove the mandatory effective date of IFRS 9. In subsequent phases, the standard further provides for new impairment model and new rules for hedge accounting.

IFRS 9 is applicable for annual periods beginning on or after January 1, 2018 and did not cause a material impact on our financial statements for 2018.